SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
Subsequent Event - Effect of CSL Portfolio Acquisition on Revenues and Pre-tax Net Income
The following table illustrates the effect of the CSL Portfolio acquisition on revenues and pre-tax net income as if they had been consummated as of January 1, 2013:

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Revenues	$9,846	$9,582
Pre-tax net Income (loss)	$(548)	$(676)